Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Stock purchase warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	$ 1,733,055		$ 0
Established in 2014	29,137,682		1,353,842
Modification of Convertible Debt Agreement	0		0
Effect of Conversion to Common Stock	0		0
Change in Fair Value	(4,054,365)		379,213
Reclass to Equity	(1,331,776)	[1]	0
Balance	25,484,596		1,733,055
Embedded conversion options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance	1,515,540		780,960
Established in 2014	8,825,935		965,484
Modification of Convertible Debt Agreement	0		250,361
Effect of Conversion to Common Stock	(1,932,693)		(393,948)
Change in Fair Value	(4,046,557)		90,839
Reclass to Equity	0	[1]	(178,156)
Balance	$ 4,362,225		$ 1,515,540

[1]	Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.